Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
IMS Capital Value Fund (Institutional Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.86%	11.89%	12.02%
IMS Strategic Income Fund (Institutional Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	0.30%	1.77%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%	13.40%	15.50%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%